Mezzanine Equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Stock

As of March 31,2023, the redeemable convertible preferred stock consisted of the following:

	Shares issued and outstanding	Per share original issue price	Aggregate conversion amount	Carrying value
Series A	200,000	0.5	100,000	100,000
Series A1	1,265,100	1.5	1,897,650	48,174,279
	1,465,100		1,997,650	48,274,279

As of March 31, 2023 and 2022, the redeemable convertible preferred stock consisted of the following:

As of March 31, 2023

	Shares issued and outstanding	Per share original issue price	Aggregate conversion amount	Carrying value
Series A	200,000	0.5	100,000	100,000
Series A1	1,265,100	1.5	1,897,650	48,174,279
	1,465,100		1,997,650	48,274,279

As of March 31, 2022

	Shares issued and outstanding	Per share original issue price	Aggregate conversion amount	Carrying value
Series A	200,000	0.5	100,000	100,000
Series A1	747,163	1.5	1,120,745	23,596,228
	947,163		1,220,745	23,696,228